Trade Receivables, Net (Tables)	12 Months Ended
Sep. 30, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables	Trade receivables, net consisted of the following:
	As of September 30,
	2023	2024
	HK$	HK$
Trade receivables	43,325,361	27,928,480
Less: allowance for credit loss	(8,347,208)	(6,077,000)
	34,978,153	21,851,480

Schedule of Allowance for Credit Loss of Trade Receivables	Movement of provision for allowance for credit loss of trade receivables is as follows:
	For the Years Ended September 30,
	2023	2024
	HK$	HK$
Balance at beginning of the year	44,000	8,347,208
Retrospective adjustment upon adoption of ASC 326	—	947,792
Provision (Reversal of provision) for the year	8,303,208	(3,218,000)
Balance at end of the year	8,347,208	6,077,000